Basis of preparation of the Financial Statements (Policies)	6 Months Ended
Jun. 30, 2022
Disclosure Of Significant Accounting Policies [Abstract]
Statement of compliance with IFRS
A.	Statement of compliance with IFRS

These interim condensed consolidated financial statements have been prepared in accordance with IAS 34, Interim Financial Reporting, and do not include all of the information required in full annual financial statements.

The interim condensed consolidated financial statements were approved by the Company’s Board of Directors on August 24, 2022.

The main accounting policy and calculation methods applied in the preparation of these Consolidated Interim Financial Statements are consistent with those applied in the preparation of the annual financial statements of the year 2021.

Use of estimates and judgments
B.	Use of estimates and judgments

The preparation of these interim condensed consolidated financial statements in conformity with IFRS requires management to make judgments for preparing the assessments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. It should be clarified that actual results may differ from such estimates.

The judgments made by management, when applying the Group’s accounting policies and the key assumptions used in assessments that involve uncertainty, are consistent with those applied in the preparation of the Annual Financial Statements.

Functional currency and presentation currency
C.	Functional currency and presentation currency

The New Israeli Shekel ("NIS") is the currency that represents the primary economic environment in which the Company and its Israeli subsidiary operate, and is therefore the functional currency of their operations. The Euro is the currency that represents the primary economic environment in which the Company’s European subsidiaries operate, and is therefore the functional currency of their operations. Nonetheless, for reporting purposes, the consolidated financial statements, which were prepared on the basis of the functional currencies, were translated into US Dollars, which the Company selected as its presentation currency, as its securities are traded on the Nasdaq Capital Markets, and in order to make the Company’s financial statements more accessible to U.S.-based investors.

Assets and liabilities were translated at the exchange rate of the end of the period; expenses and income were translated at the exchange rate at the time they were generated. Exchange rate differentials generated due to such translation are attributed to the Currency translation differences reserve.

Currency	USD - ILS		USD - EUR
	2022	2021	2022	2021
June 30	3.500	3.260	0.962	0.841
Average for six months ended June 30	3.272	3.265	0.915	0.830
Average for three months ended June 30	3.341	3.265	0.938	0.830
December 31	-	3.110	-	0.883
Average for twelve months ended December 31	-	3.230	-	0.845